S-K 1604(a)(3) De-SPAC Forepart, Compensation	Feb. 24, 2026 $ / shares shares
Spring Valley Acquisition III Sponsor, LLC [Member] | Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,250,000
Spring Valley Acquisition III Sponsor, LLC [Member] | New G F Earnout Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,000,000
Spring Valley Directors and Officers [Member] | Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	13,333
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 43.48